Accounts Receivable - Summary of Aging Analysis of Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 16,287	$ 2,496	¥ 17,233	¥ 13,964
Within one month [member]
Disclosure of financial assets [Line Items]
Accounts receivable	8,963		9,472
More than one month to three months [member]
Disclosure of financial assets [Line Items]
Accounts receivable	2,766		2,545
More than three months to one year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	3,914		3,881
More than one year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 644		¥ 1,335